Parent company only condensed financial information - Interest in subsidiaries and amount due from subsidiaries (Details) - Parent company - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest in subsidiaries
Equity investment in subsidiaries	¥ 1,492,100	¥ 2,181,554
Amount due from subsidiaries
Loan receivables	¥ 1,075,885	¥ 803,173